As filed with the Securities and Exchange Commission on June 30, 2003

                                                   1933 Act File No. 333-71716
                                                   1940 Act File No. 811-10537

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   FORM N-2
                       (Check appropriate box or boxes)

[X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
            [   ] Pre-Effective Amendment No. __
            [X] Post-Effective Amendment No. 1
                                    and/or
[X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
            [X] Amendment No. 1

                 OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC
                 --------------------------------------------
               (Exact Name of Registrant Specified in Charter)

                    498 Seventh Avenue, New York, NY 10018
                    --------------------------------------
  (Address of Principal Executive Offices) (Number, Street, City, State, Zip
                                    Code)

                                1-800-858-9826
                                --------------
             (Registrant's Telephone Number, Including Area Code)

                           Katherine P. Feld, Esq.
                            OppenheimerFunds, Inc.
                    498 Seventh Avenue, New York, NY 10018
                    --------------------------------------
  (Name and Address (Number, Street, State, Zip Code) of Agent for Service)

Approximate Date of Proposed Public Offering:  June 30, 2003

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box [X]

It is proposed that this filing will become effective (check applicable box):
[    ] when declared effective pursuant to section 8(c), or as follows:
(the following boxes are included on the basis that the Registrant makes repurchase offers under Rule 23c-3 under the Investment Company Act of 1940 and is making this filing in accordance with Rule 486 under the Securities
Act of 1933)
[    ] immediately upon filing pursuant to paragraph (b)
[    ] on _____________ pursuant to paragraph (b)
[    ] 60 days after filing pursuant to paragraph (a)
[    ] on _____________ pursuant to paragraph (a) of Rule 486.
[ ] This  post-effective  amendment  designates  a new  effective  date  for a previously-filed registration statement.

[ X ] This form is filed to  register  additional  securities  for an offering pursuant  to Rule  462(b)  under the  Securities  Act and the  Securities  Act registration  statement number of the earlier effective registration statement for the same offering is 333-71716.

         CALCULATION OF REGISTRATION FEE UNDER SECURITIES ACT OF 1933

--------------------------------------------------------------------------------------
                                            Proposed    Proposed
Title          of Amount Being Post-EffectivMaximum     Maximum          Amount of
Securities        Registered    Amendment   Price       Aggregate        Registration
Being Registered                   No.      Per Unit    Offering Price   Fee
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Limited           $50,000,000       -           N/A       $50,000,000     $4,600(2)
Liability
Company
Interests (1)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Limited
Liability
Company           $10,000,000       1           N/A       $10,000,000      $920(4)
Interests (3)
--------------------------------------------------------------------------------------

(1)   Previously  registered  and  carried  forward  under  this  Registration
   Statement.
(2)   Registration fee previously paid.
(3)   Currently being registered.
(4)   Registration fee paid June 20, 2003 by Fed Wire #0619A1QF148C006367.

The  Registrant's  Prospectus  and Statement of Additional  Information  dated
July 29, 2002, as filed with the  Securities  and Exchange  Commission on Form
N-2  on  July  26,  2002  (File  Nos.  333-71716  and  811-10537)  are  hereby incorporated by reference.

                                   FORM N-2

                 OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC

                                  SIGNATURES

         Pursuant to the  requirements  of the  Securities Act of 1933 and the
Investment   Company  Act  of  1940,  the  Registrant  has  duly  caused  this registration  statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto duly authorized,  in the City of New York, and State of New York, on
the 30th day of June, 2003.

                 OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC

                            By: /s/ John V. Murphy
                         ---------------------------
                             Name: John V. Murphy
                               Title: President

         Pursuant  to  requirements  of  the  Securities  Act  of  1933,  this registration  statement  has  been  signed  by the  following  persons  in the capacities indicated.

Signatures                              Title                     Date

/s/ John V. Murphy *                    President,
-------------------------------------   Principal Executive
John V. Murphy                          Officer, Trustee        June 30, 2003

/s/ Ronald J. Abdow *
-------------------------------------   Trustee                 June 30, 2003
Ronald J. Abdow

/s/ Eustis Walcott
------------------------------------    Trustee                 June 30, 2003
Eustis Walcott

/s/ Joseph M. Wikler*
-------------------------------------   Trustee                 June 30, 2003
 Joseph M. Wiker

/s/ Peter I. Wold *                     Trustee                 June 30, 2003
-------------------------------------
Peter I. Wold

/s/ Brian W. Wixted*                   Treasurer &
                                       Principal Accounting
-------------------------------------  Officer                  June 30, 2003
Brian W. Wixted

* By: /s/ Robert G. Zack
      ------------------
 Robert G. Zack, Attorney-In-Fact